Property and Equipment (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 37,356	$ 76,287	$ 76,294
Successor [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense		$ 76,287	$ 76,294	$ 400,825
Predecessor [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 37,356				$ 460,722